Schedule of Future Minimum Payments Under Non-Cancellable Leases (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023		$ 251,403
2025	$ 69,421	256,414
2025		69,421
Total undiscounted cash flows	392,482	577,238
Less: Imputed interest	$ 14,065	31,217
Present Value of Operating Lease Liabilities		$ 546,021
Weighted average remaining lease term	1 year 6 months	2 years 3 months
Weighted average discount rate	5.00%	5.00%
2023 (3 months)	$ 66,647
2024	256,414
Less: amount representing interest	(14,065)	$ (31,217)
Present value of operating lease liability	378,417	546,022
Less: current portion of operating lease liability	238,042	230,014
Long-term operating lease liability	$ 140,375	$ 316,008